Van Eck VIP Trust

Supplement dated January 6, 2011 (“Supplement”)
to the Statement of Additional Information (“SAI”)
dated May 1, 2010, as supplemented

This Supplement updates certain information contained in the above-dated SAI for Van Eck VIP Trust (the “Trust”) regarding the Van Eck VIP Multi-Manager Alternatives Fund (“Fund”), a series of the Trust. You may obtain copies of the Trust’s Prospectus and SAI free of charge, upon request, by calling toll-free 1.800.826.2333 or by visiting the Van Eck website at www.vaneck.com.

The SAI for the Fund is supplemented as follows:

1. The section of the SAI entitled “Evaluation and Selection of Sub-Advisers” is supplemented by removing the references to and information for Explorer Alternative Management, LLC (“Explorer”).

2. The section of the SAI entitled “Investment Advisory Services” is supplemented by:

a.	removing the references to and information for Aristos Capital Management, LLC (“Aristos”), Explorer and Tetra Capital Management, LLC (“Tetra”),

b.	adding references to Viathon Capital, L.P. (“Viathon”) as an investment sub-adviser for the Fund, and

c.	replacing the sentence that reads “As of the date of this SAI, the Fund’s assets have been allocated among Centaur, Dix Hills, Primary Funds and Tetra” with the following sentence:

“As of the date of this Supplement, the Fund’s assets have been allocated among Centaur, Dix Hills, Primary Funds and Viathon.”

2. The section of the SAI entitled “Portfolio Manager Compensation” is supplemented by removing the references to and information for Aristos, Explorer and Tetra and adding the following:

Viathon

Viathon’s investment team is paid on a competitive salary and bonus structure, which is determined both quantitatively and qualitatively. Salary and bonus are paid in cash. Total compensation is generally not fixed, but rather is based on the following factors: (i) leadership, teamwork and commitment, (ii) maintenance of current knowledge and opinions on companies owned in the portfolio; (iii) generation and development of new investment ideas, including the quality of security analysis and identification of appreciation catalysts; (iv) ability and willingness to develop and share ideas on a team basis; and (v) the performance results of the portfolios managed by the investment team.

3. The section of the SAI entitled “Other Accounts Managed by the Portfolio Managers” is supplemented by removing the references to and information for Aristos, Explorer and Tetra and adding the following:

		Other Accounts Managed (As of November 30, 2010)		Accounts with respect to which the advisory fee is based on the performance of the account (As of November 30, 2010)

Name of Portfolio Manager	Category of Account	Number of Accounts	Total Assets in Accounts	Number of Accounts	Total Assets in Accounts

Radoslav Antonov	Registered investment companies	0	$0	0	$0
	Other pooled investment vehicles	2	$50mm	1	$50mm
	Other accounts	0	$0	0	$0
Robert Comizio	Registered investment companies	0	$0	0	$0
	Other pooled investment vehicles	2	$50mm	1	$50mm
	Other accounts	0	$0	0	$0
Robert Goodman	Registered investment companies	0	$0	0	$0
	Other pooled investment vehicles	2	$50mm	1	$50mm
	Other accounts	0	$0	0	$0
Frank Wang	Registered investment companies	0	$0	0	$0
	Other pooled investment vehicles	2	$50mm	1	$50mm
	Other accounts	0	$0	0	$0

4. The section of the SAI entitled “Potential Conflicts of Interest – Sub-Advisers” is supplemented by removing the references to and information for Aristos, Explorer and Tetra and adding the following:

Viathon

          Viathon owes its clients honesty and full disclosure. Accordingly, Viathon will conduct an annual review of its business practices to identify those that might pose a conflict of interest between Viathon and its clients. The Compliance Officer will assure that all relevant disclosure concerning potential conflicts of interest is included in Viathon’s Form ADV, will review existing

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policies and procedures designed to address such conflicts and will develop and implement additional policies and procedures, as needed.

5. Appendix A of the SAI is supplemented by removing the references to and information for Aristos and Tetra and adding the information at Appendix A to this Supplement.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE

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APPENDIX A

Viathon Capital L.P.
Disclosure Regarding Proxy Voting Policies and Procedures

September 2010

Policy Statement

These procedures apply to all Funds and other Client accounts for which the Adviser is responsible for voting proxies, including all limited partnerships, limited liability companies, separate accounts, other accounts for which it acts as investment adviser.

The Adviser generally invests Client assets in liquid debt investments (primarily fixed income securities and loan obligations) in the US and Europe. From time to time, the Adviser is asked to vote on or otherwise consent to certain actions on behalf of a Client as holder of such investments. In voting proxies, the Adviser is guided by general fiduciary principles. The Adviser’s goal is to act prudently, solely in the best interest of the beneficial owners of the accounts it manages. The Adviser attempts to consider all aspects of its vote that could affect the value of the investment; and where the Adviser votes proxies, it will do so in the manner that it believes will be consistent with efforts to maximize shareholder values.

Voting of Proxies

Proxy material is promptly reviewed to evaluate the issues presented. Regularly recurring matters are usually voted as recommended by the issuer’s board of directors or “management,” but there are many circumstances that might cause the Adviser to vote against such proposals. These might include, among others, excessive compensation, unusual management stock options, preferential voting or “poison pills.” The Adviser will decide these issues on a case-by-case basis.

The Adviser, may determine to abstain from voting a proxy or a specific proxy item when it concludes that the potential benefit of voting is outweighed by the cost or when it is not in the Client account’s best interest to vote. In many instances, the disparate interests of the Fund or other Client account may make it difficult for the Adviser to determine a manner in which to vote and, therefore, will abstain from voting. However, if the Adviser does vote, the Adviser shall cast ballots in a manner it believes to be consistent with the interests of the Fund or Client account and shall not subordinate Client interests to its own. When a Client has authorized the Adviser to vote proxies on its behalf, the Adviser will generally not accept instructions from the Client regarding how to vote proxies. If the Adviser exercises voting authority with respect to Client securities, the Adviser is required to adopt and implement written policies and procedures that are reasonably designed to ensure that the Adviser votes Client securities in a manner consistent with the best interests of such Client. (Rule 206(4)-6).

Conflicts of Interest

In furtherance of the Adviser’s goal to vote proxies in the best interests of Clients, the Adviser follows procedures designed to identify and address material conflicts that may arise between the Adviser’s interests and those of its Clients before voting proxies on behalf of such Clients.

Procedures for Identifying Conflicts of Interest.

The Adviser relies on the following to seek to identify conflicts of interest with respect to proxy voting:

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The Adviser shall monitor the potential for conflicts of interest on the part of the Adviser with respect to voting proxies on behalf of Client accounts as a result of personal relationships, significant Client relationships (those accounting for greater than 5% of annual revenues) or special circumstances that may arise during the conduct of the Adviser’s business.

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If the Adviser has a conflict of interest in voting proxies on behalf of Client accounts in respect of a specific issuer, the Adviser’s Compliance Officer shall maintain an up to date list of such issuers. The Adviser shall not vote proxies relating to issuers on such list on behalf of Client accounts until it has been determined that the conflict of interest is not material or a method for resolving such conflict of interest has been agreed upon and implemented, as described below.

Procedures for Assessing Materiality of Conflicts of Interest and for Addressing Material Conflicts of Interest.

The Adviser’s Compliance Officer will determine whether a conflict of interest is material. A conflict of interest will be considered material to the extent that it is determined that such conflict has the potential to influence the Adviser’s decision-making in voting the proxy. A conflict of interest shall be deemed material in the event that the issuer that is the subject of the proxy or any executive officer of that issuer has a Client relationship with the Adviser of the type described above. All other materiality determinations will be based on an assessment of the particular facts and circumstances. The Adviser’s Compliance Officer shall maintain a written record of all materiality determinations.

If it is determined that a conflict of interest is not material, the Adviser may vote proxies notwithstanding the existence of the conflict.

If it is determined that a conflict of interest is material, one or more methods may be used to resolve the conflict, including:

•	disclosing the conflict to the Client and obtaining its consent before voting;

•	suggesting to the Client that it engage another party to vote the proxy on its behalf;

•	engaging a third party to recommend a vote with respect to the proxy based on application of the policies set forth herein; or

•	such other method as is deemed appropriate under the circumstances, given the nature of the conflict.

The Adviser shall maintain a written record of the method used to resolve a material conflict of interest.

Recordkeeping

The Adviser shall maintain the following records relating to proxy voting:

•	a copy of these policies and procedures;

•	a copy of each proxy form (as voted);

•	a copy of each proxy solicitation (including proxy statements) and related materials with regard to each vote;

•	documentation relating to the identification and resolution of conflicts of interest;

•	any documents created by the Adviser that were material to a proxy voting decision or that memorialized the basis for that decision; and

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a copy of each written Client request for information on how the Adviser voted proxies on behalf of the Client, and a copy of any written response by the Adviser to any (written or oral) Client request for information on how the Adviser voted proxies on behalf of the requesting Client.

Such records shall be maintained and preserved in an easily accessible place for a period of not less than five years from the end of the fiscal year during which the last entry was made on such record, the first two years in the Adviser’s office.

In lieu of keeping copies of proxy statements, the Adviser may rely on proxy statements filed on the EDGAR system as well as on third party records of proxy statements and votes cast if the third party provides an undertaking to provide the documents promptly upon request.

The Compliance Officer shall review this policy on an annual basis and revise it as necessary.